UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-22915

 NAME OF REGISTRANT:                     JPMorgan Trust III



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 270 Park Avenue
                                         New York , NY 10017

 NAME AND ADDRESS OF AGENT FOR SERVICE:  J.P. Morgan Investment Management
                                         Inc.
                                         270 Park Avenue
                                         New York, NY 10017

 REGISTRANT'S TELEPHONE NUMBER:          800-480-4111

 DATE OF FISCAL YEAR END:                10/30

 DATE OF REPORTING PERIOD:               07/01/2016 - 06/30/2017





SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         JPMorgan Trust III
By (Signature)       /s/ Brian S. Shlissel
Name                 Brian S. Shlissel
Title                President
Date                 08/30/2017